Other Charges - Accelerated amortization of unamortized deferred financing costs (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about borrowings [line items]
Accelerated amortization of unamortized deferred financing costs		$ 1.2	$ 0.0	$ 0.0
Prior credit facility
Disclosure of detailed information about borrowings [line items]
Accelerated amortization of unamortized deferred financing costs	$ 1.2